CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 4,464		$ 10,617			$ 6,021
Accounts receivable, net	58,662		42,660			45,019
Contract assets	62,805		56,984			43,357
Prepaid expenses	11,755		6,227			4,290
Other current assets	1,835		1,769			2,224
Total current assets	139,521		118,257			100,911
Property and equipment, net	2,741		2,611			2,289
Operating right-of-use assets	3,119		3,920			3,884
Other noncurrent assets	2,661		4,558			5,535
Goodwill	32,132		32,132			32,132
Intangible assets, net	11,685		14,163			15,148
Total Assets	191,859		175,641			159,899
Current Liabilities:
Accounts payable	58,498		47,531			41,915
Line of credit	30,095		29,916			29,373
Accrued expenses	162,428		65,538			48,990
Deferred compensation	1,250		8,321			1,079
Contract liabilities	4,461		4,603			3,993
Operating lease liabilities, current	1,832		1,675			1,412
Warrant liabilities	100		1,380
Current portion of long-term debt, net of debt issuance costs			22,666			680
Total current liabilities	258,664		181,630			127,442
Long-Term Liabilities:
Deferred income taxes	219		178			1,897
Operating lease liabilities, noncurrent	2,340		3,770			4,555
Long-term debt, net of debt issuance costs	69,543		51,000			47,024
Other long-term liabilities	517		367			167
Total Long-Term Liabilities	87,824		55,315			53,643
Total Liabilities	346,488		236,945			181,085
Members’ Equity (Deficit)	(154,629)	$ (113,733)	(61,304)	$ (31,041)	$ (15,029)	(21,186)
Total Liabilities, Class A Ordinary Shares subject to Possible Redemption and Stockholders’ Deficit	$ 191,859		$ 175,641			$ 159,899